Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Long Term Debt [Abstract]
Schedule of long term debt
	Linkage	Interest	December 31,
	basis	rate	2021	2020
		%
Loans from banks and other (1)	NIS	1.7% – 5%	$17,475	$23,534
Bank loan (2)	USD	LIBOR + 2.1%	15,000	-
Other long term debt	JPY	1.9%	68	88
			$32,543	$23,622
Current maturities	NIS, USD		(12,388)	(10,270)

			$20,155	$13,352

(1)	This is mainly comprised of a bank loan obtained by the Company on November 2016 in the amount of $ 31,356. The loan is linked to the New Israel Shekel, and was obtained from an Israeli financial institution. The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.

(2)	On June 1, 2021, the Company obtained a loan in the amount of $ 15,000 from an Israeli bank. The principal amount of the loan is payable in eight equal annual installments with the final payment due on December 1, 2025 and bears a fixed interest rate of LIBOR + 2.1% per annum, payable in two semi-annual payments.